Fair value of financial instruments - Disclosure of Level 3 assets and liabilities held at fair value disaggregated by product type, Level 3 (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 190,061	£ 166,453
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial instruments	252,459	293,530
Financial assets at fair value through other comprehensive income	74,394	78,059
Trading portfolio liabilities	(57,737)	(56,908)
Financial liabilities designated at fair value	(294,108)	(282,224)
Derivative financial liabilities	(240,808)	(279,415)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	10,347	10,115
Financial assets at fair value through the income statement	8,577	8,424
Derivative financial instruments	1,712	2,077
Financial assets at fair value through other comprehensive income	3,099	3,739
Investment property	43	9
Total assets	23,778	24,364
Trading portfolio liabilities	(87)	(395)
Financial liabilities designated at fair value	(4,874)	(3,258)
Derivative financial liabilities	(3,065)	(3,181)
Total liabilities	(8,026)	(6,834)
Interest rate risk | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	759	1,193
Total assets	759	1,193
Derivative financial liabilities	(612)	(1,013)
Total liabilities	(612)	(1,013)
Equity derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	522	481
Total assets	522	481
Derivative financial liabilities	(1,602)	(1,219)
Total liabilities	(1,602)	(1,219)
Loans | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	5,667	6,146
Financial assets at fair value through the income statement	5,990	5,455
Financial assets at fair value through other comprehensive income	2,235	2,858
Total assets	13,892	14,459
Corporate loans | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,849	1,590
Financial assets at fair value through the income statement	905	913
Financial assets at fair value through other comprehensive income	25	108
Total assets	2,779	2,611
Trading portfolio liabilities	(36)	(374)
Total liabilities	(36)	(374)
Asset backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	874	991
Financial assets at fair value through the income statement	188	139
Financial assets at fair value through other comprehensive income	756	757
Total assets	1,818	1,887
Trading portfolio liabilities		(6)
Total liabilities		(6)
Government and Government sponsored debt | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,513	1,018
Financial assets at fair value through the income statement	33	35
Financial assets at fair value through other comprehensive income	79	12
Total assets	1,625	1,065
Trading portfolio liabilities	(34)
Total liabilities	(34)
Private equity investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	1,260	1,166
Financial assets at fair value through other comprehensive income	4	4
Total assets	1,264	1,170
Financial liabilities designated at fair value	(20)	(17)
Total liabilities	(20)	(17)
Issued debt | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(3,760)	(1,842)
Total liabilities	(3,760)	(1,842)
Reverse repurchase and repurchase agreements | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	97	539
Total assets	97	539
Financial liabilities designated at fair value	(887)	(1,379)
Total liabilities	(887)	(1,379)
Other products | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	444	370
Financial assets at fair value through the income statement	104	177
Derivative financial instruments	431	403
Investment property	43	9
Total assets	1,022	959
Trading portfolio liabilities	(17)	(15)
Financial liabilities designated at fair value	(207)	(20)
Derivative financial liabilities	(851)	(949)
Total liabilities	£ (1,075)	£ (984)